Provision for Income Taxes (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision For Income Taxes [Line Items]
Expected income tax expense / (recovery) at Canadian statutory rate	2,527	1,555
Increase (decrease) resulting from:
Recognition of deferred credit	(5,092)	(6,581)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(6,282)	(1,592)
Non-taxable corporate dividend	(666)	(591)
Non-controlling interests share of income	(2,835)	(1,317)
Production tax credit	(676)
Allowance for equity funds used during construction	(402)
Change in valuation allowances		(16,834)
Foreign currency on intercompany items		2,250
Other	(140)	563
Income tax recovery	(13,566)	(22,547)